MARKETABLE SECURITIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 security	Dec. 31, 2011 security	Dec. 31, 2010
Continuous unrealized loss position
Fair Value		$ 24,631,000
Gross Unrealized Losses		(37,000)
Proceeds from maturities and sales of available-for-sale marketable securities and related gross realized gains and losses
Proceeds from maturities and sales of available-for-sale marketable securities	205,944,000	600,149,000	768,650,000
Gross realized gains	4,075,000	2,482,000	4,802,000
Gross realized losses	(5,000)	(41,000)	(19,000)
Net unrealized gains, net of tax, reclassified from other comprehensive income into earnings	2,100,000	2,800,000	3,200,000
Number of investments in continuous unrealized loss position for less than 12 months	0	0
Corporate debt securities
Continuous unrealized loss position
Fair Value		12,920,000
Gross Unrealized Losses		(15,000)
States of the U.S. and state political subdivisions
Continuous unrealized loss position
Fair Value		11,711,000
Gross Unrealized Losses		$ (22,000)